Offerings - Offering: 1	Mar. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	ordinary shares, par value NIS 0.01 per share ("ordinary shares")
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	14.1350
Maximum Aggregate Offering Price	$ 21,202,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,928.07
Offering Note	Proposed maximum offering price per unit has been estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $14.135 per share, which represents the average of the high ($14.52) and low ($13.75) prices of the ordinary shares as reported on the Nasdaq Global Select Market on March 20, 2026.

Amount registered consists of 1,500,000 ordinary shares available for issuance pursuant to potential future grants under the 2025 Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional ordinary shares that become issuable under the Kornit Digital Ltd. 2025 Share Incentive Plan to prevent dilution resulting from any share dividend, share split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of outstanding ordinary shares.